GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 99.1% †
U.S. Treasuries – 27.7%
U.S. Treasury Bonds
2.25%	08/15/46	$14,668,000	$13,083,105	(a)
2.75%	11/15/42	706,000	702,246
3.00%	08/15/48	69,596,800	72,071,616	(a)
3.75%	11/15/43	1,500,000	1,758,215
4.50%	02/15/36	2,633,200	3,334,313
5.00%	05/15/37	4,899,000	6,621,919
U.S. Treasury Notes
1.38%	12/15/19	83,874,600	83,265,772	(a)
1.50%	11/30/19	78,139,500	77,660,483	(a)
2.25%	03/31/20	46,500,000	46,430,820	(a)
2.63%	12/15/21	9,917,500	10,016,575
2.75%	11/15/23	110,198,200	112,602,363
2.88%	11/30/25 - 08/15/28	123,777,500	128,114,958	(a)
			555,662,385
Agency Mortgage Backed – 29.5%
Federal Home Loan Mortgage Corp.
4.05%	09/25/28	9,122,000	9,912,506	(a,b)
4.50%	06/01/33 - 02/01/35	81,225	85,815	(a)
5.00%	07/01/35	708,892	762,611	(a)
5.50%	05/01/20 - 04/01/39	1,296,929	1,413,538	(a)
6.00%	07/01/19 - 11/01/37	2,538,668	2,820,055	(a)
6.50%	07/01/29	17,332	18,295	(a)
7.00%	01/01/27 - 08/01/36	565,787	634,037	(a)
7.50%	01/01/28 - 09/01/33	37,024	39,672	(a)
8.00%	11/01/30	3,150	3,551	(a)
8.50%	04/01/30	7,250	9,014	(a)
Federal National Mortgage Assoc.
3.50%	08/01/45 - 07/01/47	29,782,070	30,403,925	(a)
4.00%	05/01/19 - 10/01/47	57,569,416	59,569,816	(a)
4.50%	05/01/19 - 02/01/40	6,585,498	6,963,143	(a)
5.00%	07/01/20 - 05/01/39	2,289,192	2,461,476	(a)
5.50%	06/01/20 - 01/01/39	7,240,620	7,843,573	(a)
6.00%	09/01/19 - 05/01/41	12,145,027	13,493,216	(a)
6.50%	05/01/21 - 08/01/36	466,503	503,483	(a)
7.00%	10/01/32 - 02/01/34	43,583	46,277	(a)
7.50%	11/01/22 - 12/01/33	256,173	281,756	(a)
8.00%	06/01/24 - 10/01/31	99,847	108,610	(a)
8.50%	04/01/30	18,949	22,419	(a)
9.00%	06/01/21 - 12/01/22	13,287	13,981	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97%	04/01/37	16,990	17,546	(a,b)
Federal National Mortgage Assoc. TBA
3.00%	TBA	165,188,291	165,171,949	(c)
3.50%	TBA	56,188,000	56,901,588	(c)
4.00%	TBA	47,213,000	48,612,651	(c)
4.50%	TBA	14,087,000	14,676,259	(c)
Government National Mortgage Assoc.
4.00%	01/20/41 - 04/20/43	13,356,204	13,921,846	(a)
4.50%	08/15/33 - 03/20/41	5,459,321	5,759,449	(a)
5.00%	08/15/33	278,080	295,394	(a)
6.00%	04/15/27 - 09/15/36	767,061	854,309	(a)
6.50%	01/15/24 - 09/15/36	635,940	689,187	(a)
7.00%	03/15/26 - 10/15/36	370,759	412,106	(a)
7.50%	11/15/22 - 11/15/31	133,685	141,254	(a)
8.00%	12/15/29 - 05/15/30	1,246	1,358	(a)
9.00%	10/15/19 - 12/15/21	7,132	7,375	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.38%	01/20/24 - 03/20/24	1,772	1,795	(a,b)
3.63%	05/20/21 - 04/20/24	1,373	1,386	(a,b)
3.75%	08/20/23 - 09/20/24	2,403	2,425	(a,b)
4.13%	11/20/21 - 10/20/25	5,871	5,926	(a,b)
Government National Mortgage Assoc. TBA
3.00%	TBA	14,886,000	14,935,570	(c)
4.00%	TBA	89,976,000	92,814,743	(c)
4.50%	TBA	37,786,000	39,234,337	(c)
			591,869,222

		Principal Amount	Fair Value
Agency Collateralized Mortgage Obligations – 1.0%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	$5,613,904	$14,983	(a,b,d)
3.77%	12/25/28	4,239,000	4,511,789	(a)
3.86%	11/25/28	3,888,000	4,166,027	(a,b)
4.06%	10/25/28	6,631,000	7,213,161	(a,b)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	2,310,005	145,286	(a,d)
5.50%	06/15/33	241,149	45,680	(a,d)
7.50%	07/15/27	10,413	1,880	(a,d)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.12%	08/15/25	864,829	45,081	(a,b,d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	6,800	6,173	(a,e,f)
8.00%	02/01/23 - 07/01/24	20,176	2,677	(a,d)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	3,564	3,524	(a,e,f)
1.09%	12/25/42	798,452	31,367	(a,b,d)
5.00%	02/25/40 - 09/25/40	1,015,208	114,412	(a,d)
8.00%	05/25/22	15	154	(a,d)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.51%	07/25/38	324,171	44,755	(a,b,d)
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
3.71%	06/25/48	17,128,255	2,580,815	(a,b,d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	226,406	190,819	(a,e,f)
4.50%	08/25/35 - 01/25/36	573,715	99,233	(a,d)
5.00%	03/25/38 - 05/25/38	316,350	60,508	(a,d)
5.50%	12/25/33	86,647	18,099	(a,d)
6.00%	01/25/35	332,220	74,064	(a,d)
7.50%	11/25/23	66,760	7,704	(a,d)
8.00%	08/25/23 - 07/25/24	40,766	5,507	(a,d)
8.50%	07/25/22	9,383	747	(a,d)
9.00%	05/25/22	7,831	561	(a,d)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	646,924	38,568	(a,d)
5.00%	09/20/38	154,841	3,516	(a,d)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.32%	01/16/40	1,836,298	360,718	(a,b,d)
			19,787,808
Asset Backed – 2.8%
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	13,794,124	13,696,355	(a)
American Express Credit Account Master Trust 2018-1
2.67%	10/17/22	5,407,000	5,410,463	(a)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	11,065,000	11,233,794	(a)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	4,744,000	4,755,549	(a)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	2,965,000	2,992,279	(a,g)
Chase Funding Trust 2004-1
4.99%	11/25/33	656,604	656,604	(a,h)
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	12,187,000	12,118,355	(a)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/22/24	4,214,000	4,248,176	(a,g)
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
2.79%	02/25/36	41,817	40,874	(a,b,g)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	1,400,000	1,407,656	(a,g)
			56,560,105
Corporate Notes – 33.3%
3M Co.
4.00%	09/14/48	744,000	777,956	(a)
Abbott Laboratories
2.90%	11/30/21	2,516,000	2,526,467	(a)
3.75%	11/30/26	640,000	665,472	(a)
4.90%	11/30/46	831,000	961,160	(a)

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
AbbVie Inc.
3.20%	05/14/26	$812,000	$788,281	(a)
4.45%	05/14/46	753,000	698,317	(a)
4.70%	05/14/45	287,000	275,465	(a)
4.88%	11/14/48	273,000	268,162	(a)
Activision Blizzard Inc.
2.30%	09/15/21	2,363,000	2,330,556	(a)
Aetna Inc.
3.50%	11/15/24	727,000	727,138	(a)
Aflac Inc.
4.00%	10/15/46	239,000	235,699	(a)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	479,000	512,295	(a)
Alibaba Group Holding Ltd.
3.40%	12/06/27	545,000	535,599	(a)
4.00%	12/06/37	450,000	438,647	(a)
4.20%	12/06/47	339,000	333,135	(a)
4.50%	11/28/34	457,000	478,534
Alimentation Couche-Tard Inc.
2.70%	07/26/22	1,280,000	1,263,258	(a,g)
4.50%	07/26/47	358,000	338,933	(a,g)
Allergan Finance LLC
3.25%	10/01/22	955,000	954,742	(a)
4.63%	10/01/42	145,000	137,486	(a)
Allergan Funding SCS
3.00%	03/12/20	1,773,000	1,771,777	(a)
3.45%	03/15/22	727,000	733,565	(a)
Allergan Sales LLC
5.00%	12/15/21	2,088,000	2,172,689	(a,g)
Altria Group Inc.
2.95%	05/02/23	582,000	578,339	(a)
3.80%	02/14/24	509,000	518,009	(a)
4.25%	08/09/42	108,000	93,981	(a)
4.40%	02/14/26	1,127,000	1,160,359	(a)
4.50%	05/02/43	375,000	336,514	(a)
4.80%	02/14/29	1,127,000	1,161,272	(a)
5.95%	02/14/49	665,000	713,572	(a)
Amazon.com Inc.
2.80%	08/22/24	465,000	465,897	(a)
3.15%	08/22/27	439,000	441,731	(a)
3.88%	08/22/37	388,000	403,726	(a)
4.05%	08/22/47	389,000	411,297	(a)
4.25%	08/22/57	475,000	509,770	(a)
Ameren Corp.
3.65%	02/15/26	504,000	509,398	(a)
America Movil SAB de C.V.
3.13%	07/16/22	1,469,000	1,478,284	(a)
5.00%	03/30/20	2,443,000	2,493,863	(a)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,041,000	1,044,623	(a)
4.13%	07/01/24	411,000	420,248	(a)
American Express Co.
3.00%	10/30/24	1,186,000	1,180,141	(a)
American International Group Inc.
4.25%	03/15/29	1,720,000	1,745,783	(a)
4.50%	07/16/44	791,000	757,232	(a)
6.40%	12/15/20	579,000	612,211	(a)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	273,000	265,367	(a,b)
American Tower Corp.
3.38%	10/15/26	268,000	262,273	(a)
4.40%	02/15/26	988,000	1,032,944	(a)
American Water Capital Corp.
2.95%	09/01/27	757,000	740,520	(a)
Amgen Inc.
2.20%	05/22/19	2,918,000	2,915,607	(a)
2.65%	05/11/22	1,364,000	1,356,430	(a)
3.20%	11/02/27	588,000	576,346	(a)
4.56%	06/15/48	691,000	689,777	(a)
4.66%	06/15/51	287,000	288,659	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	95,000	98,426	(a)
6.20%	03/15/40	304,000	342,486	(a)

		Principal Amount	Fair Value
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%	12/01/47	$340,000	$339,752	(a)
5.25%	01/15/25	5,805,000	6,019,204	(a)
5.50%	10/15/19	2,497,000	2,521,096	(a)
6.25%	10/15/22	1,708,000	1,757,925	(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	409,000	408,276	(a,g)
4.90%	02/01/46	894,000	898,872	(a,g)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	304,000	308,387	(a)
4.38%	04/15/38	1,486,000	1,426,456	(a)
4.60%	04/15/48	535,000	513,809	(a)
4.75%	04/15/58	420,000	399,265	(a)
5.55%	01/23/49	1,920,000	2,107,162	(a)
Anthem Inc.
3.30%	01/15/23	679,000	686,245	(a)
ANZ New Zealand International Ltd.
3.45%	01/21/28	1,128,000	1,119,337	(a,g)
Apache Corp.
4.38%	10/15/28	323,000	325,616	(a)
5.10%	09/01/40	457,000	451,242	(a)
Apple Inc.
2.50%	02/09/22	658,000	658,072	(a)
2.85%	05/11/24	823,000	827,049	(a)
3.35%	02/09/27	455,000	464,200	(a)
3.45%	02/09/45	1,575,000	1,499,368	(a)
3.85%	08/04/46	1,361,000	1,377,754	(a)
4.25%	02/09/47	133,000	142,513	(a)
4.65%	02/23/46	176,000	198,875	(a)
Applied Materials Inc.
4.35%	04/01/47	535,000	561,814	(a)
Aptiv PLC
4.40%	10/01/46	642,000	575,341	(a)
ArcelorMittal
4.55%	03/11/26	1,064,000	1,090,983
Archer-Daniels-Midland Co.
2.50%	08/11/26	551,000	528,773	(a)
Ascension Health
4.85%	11/15/53	649,000	755,825	(a)
AstraZeneca PLC
2.38%	11/16/20	430,000	427,399	(a)
3.50%	08/17/23	650,000	663,280	(a)
4.00%	01/17/29	430,000	448,193	(a)
4.38%	08/17/48	229,000	236,903	(a)
AT&T Inc.
3.00%	06/30/22	660,000	661,228	(a)
3.80%	03/15/22	1,576,000	1,616,283	(a)
4.35%	03/01/29	1,820,000	1,858,912	(a)
4.45%	04/01/24	637,000	668,289	(a)
4.50%	05/15/35	975,000	958,708	(a)
4.55%	03/09/49	525,000	495,668	(a)
4.75%	05/15/46	311,000	303,844	(a)
4.80%	06/15/44	657,000	641,679	(a)
4.85%	03/01/39	2,125,000	2,137,516	(a)
5.15%	11/15/46	169,000	172,828	(a)
5.25%	03/01/37	658,000	692,242	(a)
5.45%	03/01/47	1,140,000	1,217,235	(a)
Athene Holding Ltd.
4.13%	01/12/28	691,000	663,291	(a)
Avangrid Inc.
3.15%	12/01/24	1,250,000	1,234,663	(a)
Baidu Inc.
2.88%	07/06/22	911,000	898,875	(a)
Bank of America Corp.
2.65%	04/01/19	2,007,000	2,007,000
3.25%	10/21/27	380,000	371,990	(a)
3.95%	04/21/25	740,000	753,979	(a)
4.18%	11/25/27	1,293,000	1,312,576	(a)
4.25%	10/22/26	1,278,000	1,309,298	(a)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	1,344,000	1,335,331	(a,b)

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	$721,000	$722,839	(a,b)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	1,426,000	1,425,529	(a,b)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	941,000	920,994	(a,b)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	2,087,000	2,111,376	(a,b)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	401,000	390,963	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	1,146,000	1,173,756	(a,b)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	393,000	408,944	(a,b)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	556,000	576,817	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	551,000	572,963	(a,b)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	1,594,000	1,625,800	(a,b)
Barclays PLC
4.38%	01/12/26	911,000	916,867	(a)
4.84%	05/09/28	478,000	473,392	(a)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	709,000	731,979	(a,b)
Barrick North America Finance LLC
5.70%	05/30/41	156,000	177,982	(a)
BAT Capital Corp.
2.30%	08/14/20	3,228,000	3,195,236	(a)
2.76%	08/15/22	964,000	947,728	(a)
3.56%	08/15/27	616,000	583,241	(a)
4.39%	08/15/37	337,000	301,928	(a)
4.54%	08/15/47	465,000	406,717	(a)
Baxalta Inc.
2.88%	06/23/20	326,000	325,635	(a)
Bayer US Finance II LLC
3.50%	06/25/21	3,008,000	3,022,679	(a,g)
3.88%	12/15/23	608,000	612,426	(a,g)
Becton Dickinson and Co.
2.89%	06/06/22	974,000	968,107	(a)
3.70%	06/06/27	943,000	939,351	(a)
3.73%	12/15/24	44,000	44,676	(a)
4.67%	06/06/47	100,000	104,569	(a)
4.69%	12/15/44	150,000	154,448	(a)
Berkshire Hathaway Energy Co.
2.40%	02/01/20	1,791,000	1,787,257	(a)
3.25%	04/15/28	467,000	464,305	(a)
3.80%	07/15/48	413,000	394,456	(a)
6.13%	04/01/36	420,000	527,575	(a)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	574,000	601,489	(a)
Berkshire Hathaway Inc.
4.50%	02/11/43	232,000	252,409	(a)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	243,000	285,571	(a)
Biogen Inc.
2.90%	09/15/20	441,000	441,207	(a)
BNP Paribas S.A.
5.00%	01/15/21	578,000	600,617	(a)

		Principal Amount	Fair Value
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	$600,000	$527,934	(a,b,g)
Boston Scientific Corp.
4.00%	03/01/28	737,000	758,565	(a)
4.70%	03/01/49	382,000	405,436	(a)
BP Capital Markets America Inc.
3.02%	01/16/27	2,323,000	2,280,164	(a)
3.22%	11/28/23	580,000	587,343	(a)
Brighthouse Financial Inc.
3.70%	06/22/27	89,000	80,541	(a)
4.70%	06/22/47	61,000	48,785	(a)
Brixmor Operating Partnership LP
3.90%	03/15/27	289,000	283,945	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	242,000	235,207	(a)
3.00%	01/15/22	702,000	699,220	(a)
3.13%	01/15/25	264,000	252,347	(a)
3.88%	01/15/27	100,000	95,541	(a)
Brown-Forman Corp.
4.00%	04/15/38	233,000	240,519	(a)
Buckeye Partners LP
5.60%	10/15/44	155,000	148,764	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	339,000	307,727	(a)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	832,000	873,966	(a)
4.55%	09/01/44	1,252,000	1,372,543	(a)
C&W Senior Financing DAC
7.50%	10/15/26	500,000	514,640	(a,g)
Campbell Soup Co.
3.30%	03/15/21	1,636,000	1,644,982	(a)
Canadian Natural Resources Ltd.
3.85%	06/01/27	204,000	204,408	(a)
4.95%	06/01/47	199,000	216,048	(a)
Capital One Financial Corp.
3.75%	07/28/26	1,308,000	1,274,947	(a)
4.75%	07/15/21	1,819,000	1,905,439	(a)
Cardinal Health Inc.
2.62%	06/15/22	483,000	476,711	(a)
3.08%	06/15/24	351,000	342,990	(a)
Caterpillar Financial Services Corp.
2.55%	11/29/22	1,186,000	1,180,260	(a)
Caterpillar Inc.
3.80%	08/15/42	300,000	304,668	(a)
CBS Corp.
2.90%	01/15/27	352,000	328,490	(a)
3.70%	06/01/28	430,000	419,198	(a)
Celgene Corp.
3.45%	11/15/27	55,000	54,340	(a)
4.35%	11/15/47	89,000	87,270	(a)
4.55%	02/20/48	696,000	706,315	(a)
5.00%	08/15/45	218,000	231,056	(a)
Cenovus Energy Inc.
4.25%	04/15/27	380,000	374,308	(a)
4.45%	09/15/42	246,000	217,417	(a)
5.40%	06/15/47	141,000	140,436	(a)
CenterPoint Energy Inc.
2.50%	09/01/22	1,939,000	1,897,176	(a)
3.60%	11/01/21	912,000	926,045	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	3,511,000	3,536,630	(a)
4.91%	07/23/25	278,000	293,393	(a)
5.05%	03/30/29	1,643,000	1,731,459	(a)
5.75%	04/01/48	1,018,000	1,063,810	(a)
6.38%	10/23/35	133,000	148,097	(a)
6.48%	10/23/45	287,000	321,948	(a)
Chevron Corp.
2.42%	11/17/20	579,000	577,801	(a)
3.19%	06/24/23	532,000	544,231	(a)
Chubb INA Holdings Inc.
4.35%	11/03/45	631,000	686,042	(a)

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Church & Dwight Company Inc.
2.45%	08/01/22	$456,000	$448,955	(a)
Cigna Corp.
3.20%	09/17/20	1,532,000	1,540,135	(a,g)
3.40%	09/17/21	743,000	750,742	(a,g)
3.75%	07/15/23	648,000	663,785	(a,g)
4.13%	11/15/25	1,078,000	1,115,762	(a,g)
4.38%	10/15/28	430,000	445,910	(a,g)
4.80%	08/15/38	377,000	387,835	(a,g)
4.90%	12/15/48	410,000	423,288	(a,g)
Cigna Holding Co.
3.25%	04/15/25	546,000	540,944	(a)
3.88%	10/15/47	504,000	447,945	(a)
Cimarex Energy Co.
3.90%	05/15/27	109,000	108,561
4.38%	03/15/29	1,675,000	1,725,267
Cisco Systems Inc.
5.90%	02/15/39	492,000	644,771	(a)
Citibank NA
2.85%	02/12/21	1,767,000	1,771,541	(a)
Citigroup Inc.
2.70%	10/27/22	917,000	908,215	(a)
2.90%	12/08/21	3,455,000	3,453,411	(a)
4.40%	06/10/25	739,000	765,124	(a)
4.45%	09/29/27	991,000	1,018,005	(a)
4.65%	07/30/45 - 07/23/48	1,484,000	1,589,902	(a)
4.75%	05/18/46	516,000	532,884	(a)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	280,000	278,023	(a,b)
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	380,000	369,470	(a,b)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	412,000	420,837	(a,b)
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	2,754,000	2,781,430	(a,b)
CME Group Inc.
3.75%	06/15/28	469,000	493,379	(a)
CMS Energy Corp.
4.88%	03/01/44	1,391,000	1,532,353	(a)
CNA Financial Corp.
3.45%	08/15/27	372,000	361,949	(a)
5.88%	08/15/20	1,931,000	2,008,163	(a)
CNH Industrial Capital LLC
3.38%	07/15/19	979,000	979,773	(a)
4.38%	11/06/20	725,000	737,666	(a)
4.88%	04/01/21	876,000	901,019	(a)
CNH Industrial N.V.
3.85%	11/15/27	1,260,000	1,206,286	(a)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	2,095,000	2,188,814	(a)
Columbia Pipeline Group Inc.
3.30%	06/01/20	713,000	715,845	(a)
Comcast Corp.
3.20%	07/15/36	858,000	778,086	(a)
3.38%	08/15/25	303,000	307,239	(a)
3.97%	11/01/47	2,155,000	2,083,928	(a)
4.15%	10/15/28	1,831,000	1,927,732	(a)
4.25%	10/15/30	764,000	811,177	(a)
4.60%	08/15/45	448,000	475,996	(a)
4.70%	10/15/48	458,000	497,200	(a)
CommonSpirit Health
4.35%	11/01/42	1,029,000	976,521	(a)
Commonwealth Bank of Australia
4.32%	01/10/48	301,000	288,385	(a,g)
Conagra Brands Inc.
3.80%	10/22/21	1,672,000	1,702,614	(a)
4.30%	05/01/24	815,000	843,745
5.30%	11/01/38	431,000	435,095	(a)

		Principal Amount	Fair Value
5.40%	11/01/48	$378,000	$379,527	(a)
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
3.51%	10/22/20	1,229,000	1,227,415	(a,b)
Concho Resources Inc.
3.75%	10/01/27	196,000	194,475	(a)
4.30%	08/15/28	1,238,000	1,277,591	(a)
4.88%	10/01/47	334,000	351,932	(a)
ConocoPhillips Co.
4.30%	11/15/44	866,000	923,017	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	1,060,000	1,022,423	(a)
3.88%	06/15/47	486,000	474,992	(a)
Constellation Brands Inc.
3.70%	12/06/26	755,000	751,663	(a)
4.50%	05/09/47	696,000	675,057	(a)
Continental Resources Inc.
4.50%	04/15/23	1,846,000	1,912,327	(a)
Corning Inc.
4.38%	11/15/57	459,000	425,355	(a)
Corporation Andina de Fomento
2.20%	07/18/20	1,710,000	1,693,327	(a)
4.38%	06/15/22	4,065,000	4,220,405	(a)
Credit Suisse Group AG
4.28%	01/09/28	846,000	855,915	(a,g)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	1,407,000	1,409,955	(a)
3.80%	06/09/23	937,000	951,280	(a)
Crown Castle International Corp.
5.20%	02/15/49	607,000	638,752	(a)
CSX Corp.
4.50%	03/15/49 - 08/01/54	1,382,000	1,432,954	(a)
CubeSmart LP
4.38%	02/15/29	1,047,000	1,071,835	(a)
CVS Health Corp.
2.25%	08/12/19	1,702,000	1,698,460	(a)
3.13%	03/09/20	4,788,000	4,800,975	(a)
3.35%	03/09/21	1,228,000	1,237,922	(a)
3.70%	03/09/23	2,714,000	2,758,184	(a)
3.88%	07/20/25	391,000	395,860	(a)
4.10%	03/25/25	1,082,000	1,110,619	(a)
4.30%	03/25/28	349,000	353,903	(a)
4.78%	03/25/38	966,000	956,330	(a)
5.00%	12/01/24	901,000	959,448	(a)
5.05%	03/25/48	809,000	814,736	(a)
5.13%	07/20/45	218,000	221,342	(a)
D.R. Horton Inc.
2.55%	12/01/20	1,500,000	1,489,035	(a)
Dell International LLC/EMC Corp.
4.00%	07/15/24	1,153,000	1,161,947	(a,g)
5.30%	10/01/29	842,000	851,329	(a,g)
5.45%	06/15/23	623,000	663,813	(a,g)
6.02%	06/15/26	288,000	309,995	(a,g)
8.10%	07/15/36	115,000	134,981	(a,g)
8.35%	07/15/46	264,000	318,632	(a,g)
Deutsche Bank AG
2.70%	07/13/20	1,137,000	1,124,743	(a)
3.30%	11/16/22	875,000	847,009	(a)
3.70%	05/30/24	357,000	342,802	(a)
Deutsche Telekom International Finance BV
2.49%	09/19/23	758,000	737,163	(a,g)
Devon Energy Corp.
4.00%	07/15/21	1,899,000	1,938,309	(a)
5.00%	06/15/45	312,000	326,068	(a)
Diageo Investment Corp.
2.88%	05/11/22	1,038,000	1,043,792	(a)
Discover Bank
3.10%	06/04/20	1,598,000	1,601,548	(a)
Discovery Communications LLC
2.20%	09/20/19	1,387,000	1,381,591	(a)
3.95%	03/20/28	673,000	654,378	(a)
4.95%	05/15/42	232,000	217,723	(a)
5.00%	09/20/37	313,000	303,882	(a)

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Dollar Tree Inc.
4.00%	05/15/25	$779,000	$788,145	(a)
Dominion Energy Inc.
2.58%	07/01/20	888,000	883,596	(a)
DowDuPont Inc.
3.77%	11/15/20	2,956,000	3,009,681	(a)
5.32%	11/15/38	339,000	376,690	(a)
5.42%	11/15/48	339,000	382,375	(a)
DTE Energy Co.
2.85%	10/01/26	446,000	424,378	(a)
3.85%	12/01/23	487,000	502,073	(a)
Duke Energy Carolinas LLC
3.95%	03/15/48	549,000	561,100	(a)
Duke Energy Corp.
1.80%	09/01/21	1,219,000	1,190,317	(a)
3.55%	09/15/21	739,000	750,004	(a)
3.75%	09/01/46	377,000	352,774	(a)
Duke Energy Progress LLC
4.15%	12/01/44	524,000	545,122	(a)
Duke Realty LP
3.25%	06/30/26	522,000	514,154	(a)
3.38%	12/15/27	381,000	375,315	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,411,000	1,387,521	(a,g)
Eastman Chemical Co.
3.50%	12/01/21	948,000	960,855	(a)
3.60%	08/15/22	371,000	377,923	(a)
4.50%	01/15/21	1,858,000	1,896,312	(a)
Eaton Corp.
3.10%	09/15/27	582,000	572,333	(a)
Ecolab Inc.
3.25%	12/01/27	360,000	361,620	(a)
3.95%	12/01/47	373,000	380,344	(a)
Edison International
4.13%	03/15/28	376,000	354,978
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
3.27%	05/01/20	1,509,000	1,512,954	(a,b)
Electricite de France S.A.
4.50%	09/21/28	1,319,000	1,361,182	(a,g)
Eli Lilly & Co.
3.38%	03/15/29	970,000	995,375	(a)
3.70%	03/01/45	135,000	133,685	(a)
3.95%	03/15/49	849,000	868,705	(a)
Emera US Finance LP
4.75%	06/15/46	191,000	198,088	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	126,000	141,048	(a)
Encana Corp.
3.90%	11/15/21	1,083,000	1,104,931	(a)
Enel Finance International N.V.
3.63%	05/25/27	1,011,000	965,515	(a,g)
Energy Transfer Operating LP
4.25%	03/15/23	910,000	930,184
4.50%	04/15/24	1,644,000	1,719,032	(a)
4.95%	06/15/28	309,000	324,008	(a)
5.88%	01/15/24	3,198,000	3,496,693
6.13%	12/15/45	248,000	267,332	(a)
6.50%	02/01/42	722,000	809,514	(a)
7.50%	10/15/20	1,590,000	1,690,106
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	462,000	481,164	(a)
Entergy Louisiana LLC
3.05%	06/01/31	718,000	684,714	(a)
4.00%	03/15/33	372,000	390,206	(a)
Enterprise Products Operating LLC
4.25%	02/15/48	1,355,000	1,321,694	(a)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	426,000	393,424	(a,b)
EOG Resources Inc.
4.10%	02/01/21	1,563,000	1,600,371	(a)
4.15%	01/15/26	481,000	509,379	(a)

		Principal Amount	Fair Value
5.10%	01/15/36	$386,000	$435,057	(a)
EPR Properties
4.95%	04/15/28	528,000	548,713	(a)
EQM Midstream Partners LP
4.75%	07/15/23	216,000	220,242	(a)
5.50%	07/15/28	216,000	218,233	(a)
ERP Operating LP
4.50%	07/01/44	304,000	327,408	(a)
Exelon Corp.
3.50%	06/01/22	751,000	758,713	(a)
4.45%	04/15/46	882,000	905,788	(a)
Express Scripts Holding Co.
3.40%	03/01/27	581,000	565,882	(a)
Exxon Mobil Corp.
2.22%	03/01/21	707,000	703,529	(a)
FedEx Corp.
4.10%	02/01/45	1,123,000	1,013,945	(a)
Fifth Third Bancorp
3.65%	01/25/24	1,639,000	1,677,992	(a)
FirstEnergy Corp.
3.90%	07/15/27	274,000	277,885	(a)
FirstEnergy Transmission LLC
4.55%	04/01/49	859,000	878,053	(g)
Florida Power & Light Co.
4.13%	02/01/42	520,000	551,054	(a)
Ford Motor Co.
4.35%	12/08/26	609,000	564,324	(a)
Ford Motor Credit Company LLC
3.10%	05/04/23	1,436,000	1,343,234	(a)
3.22%	01/09/22	354,000	343,752	(a)
3.34%	03/18/21 - 03/28/22	1,955,000	1,908,319	(a)
3.81%	01/09/24	945,000	894,546	(a)
8.13%	01/15/20	2,134,000	2,210,461
General Dynamics Corp.
2.13%	08/15/26	898,000	847,910	(a)
2.88%	05/11/20	1,556,000	1,561,477
3.00%	05/11/21	2,115,000	2,133,929	(a)
3.50%	05/15/25	860,000	890,779	(a)
General Mills Inc.
3.20%	04/16/21	1,433,000	1,445,424	(a)
3.70%	10/17/23	779,000	798,343	(a)
4.55%	04/17/38	410,000	406,031	(a)
4.70%	04/17/48	155,000	154,723	(a)
General Motors Co.
5.20%	04/01/45	135,000	120,257	(a)
5.40%	04/01/48	339,000	310,324	(a)
General Motors Financial Company Inc.
2.35%	10/04/19	1,667,000	1,662,716	(a)
3.20%	07/13/20	815,000	816,972	(a)
3.45%	01/14/22 - 04/10/22	3,195,000	3,199,596	(a)
3.55%	04/09/21	2,045,000	2,056,002	(a)
5.25%	03/01/26	583,000	601,324	(a)
Georgia-Pacific LLC
3.60%	03/01/25	4,240,000	4,331,923	(a,g)
Gilead Sciences Inc.
2.55%	09/01/20	545,000	544,270	(a)
2.95%	03/01/27	157,000	152,496	(a)
3.50%	02/01/25	413,000	420,719	(a)
3.65%	03/01/26	414,000	422,222	(a)
4.15%	03/01/47	730,000	703,384	(a)
4.80%	04/01/44	306,000	320,624	(a)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	911,000	932,600	(a)
3.63%	05/15/25	860,000	889,292	(a)
GlaxoSmithKline Capital PLC
3.13%	05/14/21	1,058,000	1,069,194	(a)
3.38%	06/01/29	2,145,000	2,168,273	(a)
Glencore Finance Canada Ltd.
4.95%	11/15/21	725,000	753,268	(a,g)
Glencore Funding LLC
4.13%	03/12/24	2,189,000	2,213,298	(a,g)
4.88%	03/12/29	875,000	884,555	(a,g)

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Grupo Televisa SAB
5.00%	05/13/45	$382,000	$373,558	(a)
Halliburton Co.
3.80%	11/15/25	538,000	549,798	(a)
5.00%	11/15/45	409,000	435,160	(a)
Hess Corp.
5.60%	02/15/41	198,000	200,481	(a)
5.80%	04/01/47	126,000	131,109	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	220,000	230,111	(a)
Highwoods Realty LP
4.13%	03/15/28	541,000	546,816	(a)
4.20%	04/15/29	1,314,000	1,331,410	(a)
HSBC Holdings PLC
4.25%	03/14/24	625,000	638,631	(a)
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	2,061,000	2,092,636	(a,b)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	2,006,000	2,065,979	(a,b)
HSBC Holdings PLC (4.58% fixed rate until 06/19/28; 1.53% + 3 month USD LIBOR thereafter)
4.58%	06/19/29	433,000	454,854	(b)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	1,018,000	1,000,765	(a,b)
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	1,302,000	1,290,360	(a,b)
Hyundai Capital America
3.10%	04/05/22	616,000	610,585	(a,g)
ING Bank N.V.
2.70%	08/17/20	1,197,000	1,195,767	(a,g)
Ingersoll-Rand Luxembourg Finance S.A.
3.50%	03/21/26	1,290,000	1,302,745	(a)
3.55%	11/01/24	701,000	714,627	(a)
3.80%	03/21/29	1,290,000	1,309,311	(a)
Intel Corp.
2.60%	05/19/26	975,000	954,038	(a)
2.88%	05/11/24	550,000	553,784	(a)
International Business Machines Corp.
3.30%	01/27/27	632,000	638,149
International Paper Co.
4.40%	08/15/47	679,000	635,109	(a)
Interstate Power & Light Co.
3.40%	08/15/25	2,556,000	2,545,188	(a)
Jabil Inc.
3.95%	01/12/28	731,000	680,334	(a)
Jefferies Group LLC
5.13%	01/20/23	538,000	569,683	(a)
6.50%	01/20/43	496,000	517,040	(a)
Johnson & Johnson
3.63%	03/03/37	472,000	478,042	(a)
Johnson Controls International PLC
4.50%	02/15/47	290,000	277,083	(a)
JPMorgan Chase & Co.
2.30%	08/15/21	1,104,000	1,091,779	(a)
2.55%	10/29/20	1,283,000	1,279,626	(a)
3.30%	04/01/26	1,609,000	1,611,864	(a)
3.63%	12/01/27	380,000	377,617	(a)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	444,000	439,742	(a,b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	1,639,000	1,604,696	(a,b)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	888,000	859,424	(a,b)

		Principal Amount	Fair Value
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	$1,642,000	$1,694,807	(a,b)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	660,000	676,876	(a,b)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	643,000	633,310	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	1,524,000	1,599,545	(a,b)
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
6.22%	12/29/49	872,000	875,575	(a,b)
Keurig Dr Pepper Inc.
3.55%	05/25/21	3,067,000	3,100,369	(a,g)
4.06%	05/25/23	909,000	935,216	(a,g)
4.50%	11/15/45	410,000	377,421	(a)
4.60%	05/25/28	198,000	206,403	(a,g)
Kinder Morgan Energy Partners LP
3.50%	03/01/21	2,175,000	2,194,988	(a)
4.70%	11/01/42	170,000	165,097	(a)
5.30%	09/15/20	744,000	768,619	(a)
6.38%	03/01/41	291,000	336,678	(a)
Kinder Morgan Inc.
3.05%	12/01/19	462,000	462,208	(a)
4.30%	03/01/28	492,000	508,507	(a)
5.05%	02/15/46	291,000	297,949	(a)
5.55%	06/01/45	340,000	371,253	(a)
Kraft Heinz Foods Co.
2.80%	07/02/20	1,124,000	1,121,561	(a)
4.38%	06/01/46	566,000	489,732	(a)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	1,948,000	1,926,163	(a)
L3 Technologies Inc.
3.85%	12/15/26	740,000	752,106	(a)
Lam Research Corp.
4.00%	03/15/29	1,276,000	1,301,711	(a)
Liberty Property LP
4.38%	02/01/29	771,000	803,421	(a)
Lincoln National Corp.
3.63%	12/12/26	344,000	345,407	(a)
4.35%	03/01/48	509,000	504,261	(a)
Lloyds Banking Group PLC
3.75%	01/11/27	574,000	564,667	(a)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	982,000	957,774	(a,b)
Lockheed Martin Corp.
3.55%	01/15/26	532,000	549,508	(a)
3.80%	03/01/45	265,000	260,201	(a)
4.50%	05/15/36	860,000	933,195	(a)
Lowe’s Companies Inc.
3.70%	04/15/46	345,000	305,718	(a)
4.05%	05/03/47	400,000	376,080	(a)
LYB International Finance BV
4.88%	03/15/44	220,000	215,972	(a)
LYB International Finance II BV
3.50%	03/02/27	212,000	203,836	(a)
Marathon Oil Corp.
2.70%	06/01/20	1,700,000	1,693,387	(a)
3.85%	06/01/25	289,000	292,673	(a)
Mars Inc.
2.70%	04/01/25	2,146,000	2,136,965	(g)
3.20%	04/01/30	773,000	774,051	(g)
3.60%	04/01/34	515,000	518,296	(g)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	592,000	606,948	(a)
4.90%	03/15/49	1,153,000	1,262,523	(a)
Masco Corp.
3.50%	11/15/27	273,000	259,102	(a)

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
McDonald’s Corp.
3.70%	01/30/26	$278,000	$287,038	(a)
3.80%	04/01/28	755,000	779,009	(a)
4.88%	12/09/45	283,000	305,782	(a)
McKesson Corp.
3.65%	11/30/20	3,696,000	3,738,024	(a)
Medtronic Inc.
4.63%	03/15/45	128,000	146,149	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	884,000	915,409	(a)
Merck & Company Inc.
2.75%	02/10/25	1,074,000	1,075,514	(a)
3.40%	03/07/29	1,360,000	1,397,917	(a)
4.00%	03/07/49	637,000	662,920	(a)
MetLife Inc.
4.05%	03/01/45	180,000	179,386	(a)
4.72%	12/15/44	516,000	564,726	(a)
Microsoft Corp.
2.40%	08/08/26	670,000	650,135	(a)
3.45%	08/08/36	406,000	408,631	(a)
3.50%	02/12/35	535,000	542,806	(a)
3.70%	08/08/46	1,913,000	1,958,376	(a)
4.00%	02/12/55	678,000	709,683	(a)
4.10%	02/06/37	207,000	225,110	(a)
4.50%	02/06/57	242,000	277,284	(a)
Mitsubishi UFJ Financial Group Inc.
3.54%	07/26/21	2,147,000	2,176,629
Mizuho Financial Group Inc.
2.63%	04/12/21	3,061,000	3,042,052	(a,g)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	1,310,000	1,347,951	(a,b)
Molson Coors Brewing Co.
2.10%	07/15/21	917,000	898,862	(a)
4.20%	07/15/46	305,000	270,782	(a)
Morgan Stanley
2.63%	11/17/21	1,270,000	1,262,444	(a)
2.65%	01/27/20	1,425,000	1,423,888	(a)
2.75%	05/19/22	2,886,000	2,868,338	(a)
3.63%	01/20/27	634,000	635,407	(a)
3.70%	10/23/24	577,000	588,055	(a)
3.95%	04/23/27	1,802,000	1,800,558	(a)
4.10%	05/22/23	1,397,000	1,438,156	(a)
4.38%	01/22/47	674,000	694,294	(a)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	601,000	587,922	(a,b)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	899,000	947,636	(a,b)
MPLX LP
3.38%	03/15/23	449,000	452,363	(a)
4.50%	04/15/38	498,000	473,060	(a)
4.70%	04/15/48	448,000	427,853	(a)
Mylan Inc.
5.20%	04/15/48	420,000	379,252	(a)
Mylan N.V.
3.15%	06/15/21	558,000	556,287	(a)
3.95%	06/15/26	187,000	178,916	(a)
National Retail Properties Inc.
4.00%	11/15/25	634,000	648,588	(a)
Newfield Exploration Co.
5.75%	01/30/22	3,958,000	4,223,819	(a)
Newmont Mining Corp.
4.88%	03/15/42	545,000	570,828	(a)
Nexen Inc.
6.40%	05/15/37	540,000	695,331	(a)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	1,288,000	1,288,335
Noble Energy Inc.
3.90%	11/15/24	423,000	427,442	(a)
5.05%	11/15/44	180,000	178,765	(a)

		Principal Amount	Fair Value
Nordstrom Inc.
5.00%	01/15/44	$39,000	$35,233	(a)
Norfolk Southern Corp.
3.95%	10/01/42	593,000	577,327	(a)
Northern States Power Co.
2.20%	08/15/20	2,378,000	2,365,064	(a)
Northrop Grumman Corp.
2.55%	10/15/22	439,000	434,522	(a)
3.85%	04/15/45	149,000	142,723	(a)
4.03%	10/15/47	161,000	158,828	(a)
Novartis Capital Corp.
3.00%	11/20/25	91,000	92,321	(a)
Nucor Corp.
3.95%	05/01/28	822,000	855,258	(a)
4.13%	09/15/22	498,000	518,896	(a)
Nutrien Ltd.
4.00%	12/15/26	324,000	327,771	(a)
4.90%	06/01/43	575,000	586,713	(a)
NXP BV/NXP Funding LLC
4.13%	06/01/21	4,436,000	4,516,558	(a,g)
Occidental Petroleum Corp.
4.10%	02/15/47	370,000	378,410	(a)
4.20%	03/15/48	397,000	415,945	(a)
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	738,000	751,063	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	246,000	247,289	(a)
Oracle Corp.
2.40%	09/15/23	396,000	389,042	(a)
2.65%	07/15/26	985,000	952,928	(a)
3.80%	11/15/37	298,000	298,486	(a)
4.00%	07/15/46—11/15/47	1,415,000	1,423,525	(a)
4.13%	05/15/45	270,000	275,535	(a)
Oshkosh Corp.
5.38%	03/01/25	672,000	692,671	(a)
Owens Corning
4.40%	01/30/48	409,000	336,505	(a)
PacifiCorp
6.25%	10/15/37	1,339,000	1,724,511	(a)
Packaging Corporation of America
3.40%	12/15/27	268,000	260,424	(a)
PepsiCo Inc.
3.45%	10/06/46	312,000	300,927	(a)
Perrigo Finance Unlimited Co.
3.50%	03/15/21	2,758,000	2,729,648	(a)
3.90%	12/15/24	1,009,000	978,125	(a)
Petroleos Mexicanos
5.35%	02/12/28	434,000	402,600	(a)
5.38%	03/13/22	1,678,000	1,712,231	(a)
5.63%	01/23/46	544,000	447,282	(a)
6.35%	02/12/48	471,000	415,191	(a)
6.38%	01/23/45	735,000	649,769	(a)
6.50%	03/13/27	1,170,000	1,174,926	(a)
6.75%	09/21/47	1,179,000	1,081,485	(a)
Pfizer Inc.
3.00%	12/15/26	319,000	319,571	(a)
3.20%	09/15/23	649,000	664,368	(a)
3.45%	03/15/29	1,165,000	1,197,189	(a)
3.60%	09/15/28	1,079,000	1,123,271	(a)
3.90%	03/15/39	531,000	545,470	(a)
4.00%	03/15/49	850,000	880,524	(a)
4.13%	12/15/46	365,000	384,330	(a)
4.40%	05/15/44	215,000	233,077	(a)
Philip Morris International Inc.
4.13%	03/04/43	676,000	638,225	(a)
Phillips 66 Co.
3.90%	03/15/28	781,000	795,862	(a)
Phillips 66 Partners LP
3.75%	03/01/28	352,000	346,699	(a)
4.68%	02/15/45	488,000	480,070	(a)
Pioneer Natural Resources Co.
3.95%	07/15/22	1,182,000	1,215,770

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	$289,000	$268,380	(a)
5.75%	01/15/20	1,105,000	1,127,034	(a)
PNC Bank NA
2.40%	10/18/19	1,179,000	1,176,866	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	820,000	787,241	(a)
Precision Castparts Corp.
4.38%	06/15/45	763,000	825,848	(a)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	1,091,000	1,099,903	(a,b)
Public Service Company of Colorado
3.70%	06/15/28	1,010,000	1,052,157	(a)
Public Service Electric & Gas Co.
2.38%	05/15/23	1,507,000	1,489,082	(a)
QUALCOMM Inc.
2.90%	05/20/24	56,000	55,126	(a)
3.00%	05/20/22	359,000	361,746	(a)
3.25%	05/20/27	67,000	65,447	(a)
4.30%	05/20/47	162,000	154,326	(a)
Realty Income Corp.
3.00%	01/15/27	257,000	249,760	(a)
Regions Financial Corp.
3.80%	08/14/23	983,000	1,010,190	(a)
Reynolds American Inc.
4.45%	06/12/25	49,000	50,360	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	355,000	371,926	(a)
Roche Holdings Inc.
2.25%	09/30/19	1,195,000	1,192,514	(a,g)
Rockwell Automation Inc.
3.50%	03/01/29	663,000	681,816
4.20%	03/01/49	654,000	690,212	(a)
Rockwell Collins Inc.
3.50%	03/15/27	734,000	724,869	(a)
Rogers Communications Inc.
5.00%	03/15/44	248,000	276,069	(a)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	953,000	974,538	(a,b)
RPM International Inc.
3.75%	03/15/27	511,000	493,728	(a)
Ryder System Inc.
2.45%	09/03/19	3,109,000	3,101,880	(a)
3.65%	03/18/24	1,820,000	1,858,912	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	470,000	473,671	(a)
5.00%	03/15/27	276,000	292,720	(a)
Santander Holdings USA Inc.
2.65%	04/17/20	2,439,000	2,430,317	(a)
3.70%	03/28/22	1,957,000	1,979,975	(a)
4.40%	07/13/27	462,000	459,796	(a)
Santander UK Group Holdings PLC
4.75%	09/15/25	1,003,000	999,710	(a,g)
Schlumberger Holdings Corp.
3.63%	12/21/22	3,892,000	3,993,776	(a,g)
Selective Insurance Group Inc.
5.38%	03/01/49	849,000	870,717	(a)
Sempra Energy
3.80%	02/01/38	362,000	331,342	(a)
4.00%	02/01/48	393,000	360,165	(a)
Shell International Finance BV
2.38%	08/21/22	1,255,000	1,246,378	(a)
3.75%	09/12/46	273,000	272,672	(a)
4.13%	05/11/35	385,000	409,563	(a)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	876,000	864,980	(a)
2.88%	09/23/23	664,000	655,275	(a)
3.20%	09/23/26	257,000	248,519	(a)
Siemens Financieringsmaatschappij N.V.
2.00%	09/15/23	969,000	934,639	(g)

		Principal Amount	Fair Value
3.40%	03/16/27	$916,000	$929,584	(a,g)
Simon Property Group LP
3.38%	06/15/27	622,000	625,956	(a)
Smithfield Foods Inc.
2.70%	01/31/20	594,000	590,400	(a,g)
Southern California Edison Co.
2.40%	02/01/22	1,056,000	1,024,943	(a)
2.90%	03/01/21	1,500,000	1,485,120	(a)
4.20%	03/01/29	1,290,000	1,311,801	(a)
Southern Company Gas Capital Corp.
4.40%	05/30/47	144,000	144,379	(a)
Southern Copper Corp.
5.88%	04/23/45	525,000	589,811	(a)
Southwestern Electric Power Co.
2.75%	10/01/26	735,000	698,757	(a)
Spectra Energy Partners LP
3.38%	10/15/26	195,000	191,482	(a)
4.50%	03/15/45	145,000	146,209	(a)
Starbucks Corp.
4.00%	11/15/28	555,000	579,747	(a)
Sumitomo Mitsui Financial Group Inc.
2.78%	07/12/22	1,613,000	1,605,258	(a)
Suncor Energy Inc.
4.00%	11/15/47	215,000	211,625	(a)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	608,000	592,660	(a)
Syngenta Finance N.V.
3.70%	04/24/20	1,865,000	1,872,553	(a,g)
3.93%	04/23/21	2,625,000	2,641,275	(a,g)
4.44%	04/24/23	1,063,000	1,085,355	(a,g)
5.18%	04/24/28	663,000	674,079	(a,g)
Sysco Corp.
3.25%	07/15/27	554,000	543,923	(a)
Takeda Pharmaceutical Company Ltd.
3.80%	11/26/20	1,326,000	1,345,002	(a,g)
4.00%	11/26/21	2,694,000	2,762,023	(a,g)
Tampa Electric Co.
4.35%	05/15/44	1,115,000	1,131,959	(a)
Target Corp.
2.50%	04/15/26	582,000	566,350	(a)
3.38%	04/15/29	1,802,000	1,830,057	(a)
Teck Resources Ltd.
5.40%	02/01/43	1,753,000	1,733,524	(a)
Telefonica Emisiones S.A.
4.10%	03/08/27	813,000	825,219	(a)
Teva Pharmaceutical Finance Netherlands III BV
1.70%	07/19/19	4,645,000	4,614,807	(a)
2.20%	07/21/21	715,000	680,694	(a)
Texas Instruments Inc.
3.88%	03/15/39	729,000	758,328	(a)
4.15%	05/15/48	437,000	469,862
The Allstate Corp.
4.20%	12/15/46	323,000	333,549	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,180,000	1,198,278	(a,b)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	2,919,000	2,902,887	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	1,143,000	1,082,021	(a,b)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	1,141,000	1,050,233	(a,b)
The Boeing Co.
3.25%	03/01/28	289,000	289,890	(a)
3.55%	03/01/38	390,000	375,051	(a)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	2,150,000	2,261,864	(a,g)
The Dow Chemical Co.
4.25%	10/01/34	625,000	611,050	(a)
5.55%	11/30/48	507,000	565,629	(a,g)

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
The George Washington University
4.13%	09/15/48	$905,000	$943,689	(a)
The Goldman Sachs Group Inc.
3.50%	11/16/26	1,819,000	1,790,642	(a)
3.85%	01/26/27	784,000	787,073	(a)
4.25%	10/21/25	901,000	921,885	(a)
5.15%	05/22/45	353,000	371,190	(a)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	1,231,000	1,221,607	(a,b)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	1,328,000	1,312,874	(a,b)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	518,000	513,152	(a,b)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	540,000	514,264	(a,b)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	1,557,000	1,588,467	(a,b)
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.81%	02/12/67	1,075,000	931,283	(a,b,g)
The Home Depot Inc.
3.35%	09/15/25	317,000	326,567
3.50%	09/15/56	519,000	476,468	(a)
3.90%	12/06/28 - 06/15/47	1,073,000	1,111,201	(a)
4.50%	12/06/48	424,000	469,126	(a)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	1,485,000	1,508,240	(a)
The Korea Development Bank
3.38%	09/16/25	920,000	940,084	(a)
The Kroger Co.
2.95%	11/01/21	1,523,000	1,524,066	(a)
4.65%	01/15/48	354,000	329,521	(a)
The Mosaic Co.
5.63%	11/15/43	146,000	154,852	(a)
The Sherwin-Williams Co.
2.25%	05/15/20	1,065,000	1,058,717	(a)
2.75%	06/01/22	387,000	384,604	(a)
3.45%	06/01/27	7,000	6,882	(a)
4.50%	06/01/47	131,000	128,866	(a)
The Southern Co.
3.25%	07/01/26	338,000	331,264	(a)
4.40%	07/01/46	132,000	132,727	(a)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	1,211,000	1,198,067	(a,b)
The Walt Disney Co.
3.38%	11/15/26	206,000	210,279	(g)
4.50%	02/15/21	716,000	741,046	(g)
4.75%	11/15/46	136,000	157,457	(g)
6.65%	11/15/37	922,000	1,270,682	(g)
The Williams Companies Inc.
3.75%	06/15/27	224,000	222,423	(a)
3.90%	01/15/25	372,000	379,712	(a)
4.85%	03/01/48	470,000	469,351	(a)
4.90%	01/15/45	224,000	223,427	(a)
5.40%	03/04/44	157,000	166,250	(a)
Time Warner Cable LLC
4.50%	09/15/42	135,000	118,387	(a)
6.55%	05/01/37	418,000	461,301	(a)
Total Capital International S.A.
3.46%	02/19/29	1,820,000	1,861,023	(a)
TransCanada PipeLines Ltd.
4.25%	05/15/28	1,309,000	1,366,439	(a)
4.88%	01/15/26	232,000	250,708	(a)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	590,000	601,334	(a)

		Principal Amount	Fair Value
TWDC Enterprises 18 Corp.
4.13%	06/01/44	$302,000	$321,376	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	2,716,000	2,708,640	(a)
3.13%	08/15/27	624,000	603,377	(a)
Tyson Foods Inc.
2.65%	08/15/19	453,000	452,475	(a)
4.00%	03/01/26	1,820,000	1,860,968	(a)
4.55%	06/02/47	171,000	161,535	(a)
U.S. Bancorp
3.15%	04/27/27	902,000	905,599	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	2,063,000	2,100,217	(a,b)
UBS Group Funding Switzerland AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	1,390,000	1,368,580	(a,b,g)
Union Pacific Corp.
3.20%	06/08/21	1,495,000	1,512,207	(a)
3.50%	06/08/23	1,012,000	1,035,944	(a)
3.60%	09/15/37	196,000	186,233	(a)
3.70%	03/01/29	1,820,000	1,869,049	(a)
4.10%	09/15/67	354,000	327,482	(a)
4.30%	03/01/49	510,000	526,060	(a)
United Technologies Corp.
3.65%	08/16/23	1,079,000	1,107,281	(a)
3.95%	08/16/25	430,000	446,817	(a)
4.13%	11/16/28	173,000	179,889	(a)
4.15%	05/15/45	575,000	564,000	(a)
4.45%	11/16/38	455,000	471,931	(a)
4.50%	06/01/42	402,000	414,952	(a)
UnitedHealth Group Inc.
4.45%	12/15/48	1,935,000	2,098,043	(a)
4.75%	07/15/45	840,000	946,050	(a)
Vale Overseas Ltd.
4.38%	01/11/22	554,000	564,133	(a)
6.25%	08/10/26	765,000	835,250	(a)
Vale S.A.
5.63%	09/11/42	235,000	234,810	(a)
Valero Energy Corp.
4.00%	04/01/29	2,152,000	2,174,209
Valero Energy Partners LP
4.38%	12/15/26	1,121,000	1,161,109	(a)
Ventas Realty LP
3.25%	10/15/26	676,000	655,267	(a)
Verizon Communications Inc.
3.38%	02/15/25	642,000	650,731	(a)
3.88%	02/08/29	345,000	353,980	(a)
4.33%	09/21/28	769,000	813,625	(a)
4.40%	11/01/34	624,000	650,040	(a)
4.52%	09/15/48	575,000	589,703	(a)
4.67%	03/15/55	481,000	490,413	(a)
4.86%	08/21/46	2,901,000	3,088,144	(a)
5.01%	04/15/49	324,000	352,936	(a)
5.25%	03/16/37	466,000	524,921	(a)
Viacom Inc.
3.45%	10/04/26	428,000	409,789	(a)
4.38%	03/15/43	533,000	479,343	(a)
5.25%	04/01/44	155,000	155,245	(a)
Virginia Electric & Power Co.
4.00%	11/15/46	944,000	947,049	(a)
Visa Inc.
3.15%	12/14/25	325,000	329,898	(a)
4.30%	12/14/45	407,000	448,486	(a)
Vodafone Group PLC
4.38%	05/30/28	653,000	663,631	(a)
5.25%	05/30/48	334,000	333,349	(a)
Volkswagen Group of America Finance LLC
4.00%	11/12/21	2,118,000	2,159,047	(a,g)
Vornado Realty LP
3.50%	01/15/25	413,000	409,002	(a)

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
Vulcan Materials Co.
3.90%	04/01/27	$283,000	$280,702	(a)
Wabtec Corp.
3.45%	11/15/26	183,000	169,672
Walgreen Co.
4.40%	09/15/42	384,000	350,396	(a)
Walmart Inc.
3.63%	12/15/47	433,000	427,886	(a)
3.70%	06/26/28	901,000	948,149	(a)
3.95%	06/28/38	420,000	441,000	(a)
4.05%	06/29/48	570,000	607,284	(a)
Warner Media LLC
5.35%	12/15/43	647,000	683,588	(a)
WEC Energy Group Inc.
3.55%	06/15/25	633,000	645,565	(a)
Wells Fargo & Co.
3.90%	05/01/45	43,000	42,628	(a)
4.15%	01/24/29	1,663,000	1,738,035	(a)
4.75%	12/07/46	2,773,000	2,898,728	(a)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	861,000	917,361	(a,b)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	715,000	734,605	(a,b)
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
6.38%	03/29/49	1,704,000	1,718,484	(a,b)
Wells Fargo Bank NA
2.60%	01/15/21	5,283,000	5,264,879	(a)
Western Midstream Operating LP
4.00%	07/01/22	1,760,000	1,785,520	(a)
5.38%	06/01/21	336,000	348,392	(a)
Willis North America Inc.
3.60%	05/15/24	661,000	664,669	(a)
WPP Finance 2010
3.75%	09/19/24	407,000	400,923	(a)
WRKCo Inc.
3.00%	09/15/24	575,000	559,015	(a)
Xilinx Inc.
2.95%	06/01/24	441,000	437,401	(a)
Zoetis Inc.
3.00%	09/12/27	274,000	263,240	(a)
3.90%	08/20/28	648,000	663,798	(a)
			668,099,282
Non-Agency Collateralized Mortgage Obligations – 3.2%
BANK 2017-BNK4
4.52%	04/15/52	1,053,000	1,094,025	(b,c)
BANK 2018-BNK11
4.36%	03/15/61	1,248,000	1,304,047	(a,b)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
3.23%	11/15/35	4,013,606	4,007,862	(a,b,g)
BXP Trust 2017-GM
3.38%	06/13/39	4,019,000	4,075,981	(a,g)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,444,550	(a)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	4,760,458	4,952,166	(a,b)
4.03%	12/10/49	2,942,926	3,076,246	(a,b)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	2,218,000	2,340,689	(a)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,453,871	(a,b,g)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,042,755	(a,b)
GS Mortgage Securities Trust 2012-GCJ9
1.96%	11/10/45	5,686,260	337,072	(a,b,d)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	2,912,000	2,861,267	(a)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	3,557,532	3,679,399	(a)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	7,000,045	7,126,563	(a)

		Principal Amount	Fair Value
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	$2,609,000	$2,741,852	(a,b)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
3.21%	10/25/34	541,049	527,683	(a,b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.52%	12/15/47	6,223,732	251,818	(a,b,d)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%	07/15/45	1,010,000	1,048,982	(a,b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.32%	12/15/39	505,648	321	(a,b,d,g)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	27,082	27,184	(a,b)
6.11%	07/15/40	59,799	60,025	(a,g)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	9,559	—	(d,**)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.93%	03/15/48	30,373,044	1,275,857	(a,b,d)
Morgan Stanley Capital I Trust 2006-IQ11
6.24%	10/15/42	2,300,000	2,342,797	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	181,018	181,695	(b)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	1,869,000	2,012,062	(a,b)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.23%	02/15/48	24,412,778	1,332,471	(a,b,d)
Wells Fargo Commercial Mortgage Trust 2018-AUS
4.06%	07/17/36	3,109,000	3,259,085	(a,b,g)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,965,700	(a)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,551,062	(a,b)
			63,375,087
Sovereign Bonds – 0.9%
Government of Chile
3.63%	10/30/42	150,000	149,854	(a)
3.86%	06/21/47	860,000	876,753	(a)
Government of Colombia
2.63%	03/15/23	711,000	696,887	(a)
3.88%	04/25/27	1,185,000	1,203,758	(a)
5.00%	06/15/45	1,271,000	1,334,830	(a)
Government of Indonesia
3.50%	01/11/28	578,000	562,284	(a)
4.35%	01/11/48	232,000	228,576	(a)
Government of Mexico
3.60%	01/30/25	1,402,000	1,401,706	(a)
4.00%	10/02/23	620,000	638,426	(a)
4.60%	02/10/48	972,000	939,185	(a)
4.75%	03/08/44	2,068,000	2,032,120	(a)
Government of Panama
4.00%	09/22/24	1,263,000	1,318,004	(a)
4.50%	05/15/47	530,000	559,717	(a)
Government of Peru
5.63%	11/18/50	884,000	1,138,336	(a)
Government of Philippines
3.95%	01/20/40	835,000	878,211	(a)
Government of Qatar
3.38%	03/14/24	1,045,000	1,057,122	(a,g)
4.00%	03/14/29	498,000	514,434	(g)
4.82%	03/14/49	1,012,000	1,066,506	(a,g)
Government of Uruguay
5.10%	06/18/50	884,133	944,802	(a)
			17,541,511
Municipal Bonds and Notes – 0.7%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,407,262	(a)
Metropolitan St. Louis Sewer District
5.00%	05/01/47	3,595,000	4,191,878	(a)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	886,142	(a)
Port Authority of New York & New Jersey
4.46%	10/01/62	1,870,000	2,095,017	(a)

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

		Principal Amount	Fair Value
State of California
4.60%	04/01/38	$1,840,000	$1,960,262	(a)
5.70%	11/01/21	2,075,000	2,248,097	(a)
State of Illinois
5.10%	06/01/33	745,000	732,052	(a)
The University of Texas System
3.35%	08/15/47	1,025,000	975,892	(a)
			14,496,602
FNMA (TBA) – 0.0%*
Lehman
5.50%	TBA	1,140,372	28,395	(i,j)
Total Bonds and Notes (Cost $1,959,544,173)			1,987,420,397
		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850)		55,034	1,433,636	(a,b)

	Principal Amount	Fair Value
Purchased Options – 0.0%*
Purchased Option – 0.0%*
10 Yr. U.S. Treasury Note Futures - May 2019 (Strike price 123.75 USD, expiration date 04/26/19) (Cost $298,382)	$1,265,000	$395,313
Total Investments in Securities (Cost $1,961,218,405)		1,989,249,346
Total Investments (Cost $1,961,218,405)		1,989,249,346
Other Assets and Liabilities, net – 0.8%		16,828,380

NET ASSETS – 100.0%		$2,006,077,726

Other Information:

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	Intercontinental Exchange	$69,847	5.00%/ Quarterly	06/20/24	$4,642,705	$4,372,538	$270,167

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
CME Group, Inc.	$95,585	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(1,735,155)	—	$(1,735,155)
CME Group, Inc.	95,608	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(1,746,550)	—	(1,746,550)
								$(3,481,705)

The Fund had the following long futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
2 Yr. U.S. Treasury Notes Futures	June 2019	1,786	$379,030,164	$380,585,437	$1,555,273
5 Yr. U.S. Treasury Notes Futures	June 2019	669	76,769,028	77,489,016	719,988
10 Yr. U.S. Treasury Notes Futures	June 2019	1,190	145,330,059	147,820,312	2,490,253
					$4,765,514

The Fund had the following short futures contracts open at March 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
10 Yr. U.S. Treasury Ultra Futures	June 2019	419	$(54,416,825)	$(55,635,344)	$(1,218,519)
U.S. Long Bond Futures	June 2019	86	(12,547,937)	(12,870,437)	(322,500)
					$(1,541,019)
					$3,224,495

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

The Fund had the following Purchased Options contracts at March 31, 2019:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
PUT 10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	$123.75	04/26/19	1,265	$1,265,000	$395,313	$298,382	$96,931

The Fund had the following Written Options contracts at March 31, 2019:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
PUT 10 Yr. U.S. Treasury Note Futures - May 2019	Goldman Sachs & Co.	$122.00	04/26/19	(1,265)	$(1,265,000)	$(39,531)	$(37,633)	$(1,898)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s Supplemental Information Documents and Consolidated Profile for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBA’s.
(b)

Variable Rate Security — Interest rate shown is rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Coupon amount represents effective yield.
(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, these securities amounted to $104,211,207 or 5.19% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(h)	Step coupon bond.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees . Security value is determined based on level 3 inputs.
(j)	Security is in default.
†	Percentages are based on net assets as of March 31, 2019.
**	Amount is less than $0.50.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced .

GE RSP Income Fund
Schedule of Investments	March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019.

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities
	U.S. Treasuries	$—	$555,662,385	$—	$555,662,385
	Agency Mortgage Backed	—	591,869,222	—	591,869,222
	Agency Collateralized Mortgage Obligations	—	19,787,808	—	19,787,808
	Asset Backed	—	56,560,105	—	56,560,105
	Corporate Notes	—	668,099,282	—	668,099,282
	Non-Agency Collateralized Mortgage Obligations	—	63,375,087	—	63,375,087
	Sovereign Bonds	—	17,541,511	—	17,541,511
	Municipal Bonds and Notes	—	14,496,602	—	14,496,602
	FNMA (TBA)	—	—	28,395	28,395
	Preferred Stock	1,433,636	—	—	1,433,636
	Purchased Options	395,313	—	—	395,313

	Total Investments in Securities	$1,828,949	$1,987,392,002	$28,395	$1,989,249,346

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$270,167	$—	$270,167
	Credit Default Swap Contracts - Unrealized Depreciation	—	(3,481,705)	—	(3,481,705)
	Long Futures Contracts - Unrealized Appreciation	4,765,514	—	—	4,765,514
	Short Futures Contracts - Unrealized Depreciation	(1,541,019)	—	—	(1,541,019)
	Written Options	(1,898)			(1,898)

	Total Other Financial Instruments	$3,222,597	$(3,211,538)	$—	$11,059

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Boards.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation, the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Delayed Delivery and When-Issued Securities

During the period ended March 31, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2019, the Fund entered into futures contracts in order to manage exposure to interest rates.

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2019, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended March 31, 2019, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Options on Futures Contracts

The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2019, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.

Notes to Schedule of Investments	March 31, 2019 (Unaudited)

Income Taxes

As of March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP Income Fund	$1,968,395,946	$39,911,410	$19,046,951	$20,864,459